Document and Entity Information	Nov. 16, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity File Number	001-38228
Entity Registrant Name	MAXAR TECHNOLOGIES INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2809420
Entity Address, Address Line One	1300 W. 120th Avenue
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80234
City Area Code	303
Local Phone Number	684-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, per value $0.0001 per share
Trading Symbol	MAXR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001121142
Amendment Flag	false